Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Stockholders' equity
Total stockholders' equity	$ 39,817	$ 378,287
Restated
Current assets
Cash	477,549	194,721
Prepaid expenses		373,679
Total current assets	477,549	568,400
Intangible assets	98,697	73,582
Total assets	576,246	641,982
Current liabilities
Accounts payable	230,527	177,280
Accounts payable - related party	272,564	52,305
Accrued payroll liabilities	10,428
Notes payable - related party	22,910	34,110
Total current liabilities	536,429	263,695
Total liabilities	536,429	263,695
Stockholders' equity
Preferred stock: $.001 par value: 15,000,000 shares authorized, 199 and 200 shares issued and outstanding as of December 31, 2013 and December 31, 2012, respectively
Common stock; $.001 par value; 100,000,000 shares authorized, 48,700,929 and 42,970,441 shares issued and outstanding as of December 31, 2013 and December 31, 2012, respectively	48,702	42,970
Additional paid-in capital	8,840,840	6,116,420
Common stock held in escrow	8,441	39,469
Accumulated deficit during development stage	(8,858,166)	(5,820,572)
Total stockholders' equity	39,817	378,287
Total liabilities and stockholders' equity	$ 576,246	$ 641,982